CONSOLIDATED COMPREHENSIVE INCOME STATEMENTS $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Revenue
Total revenue	¥ 18,331,422,000	$ 2,817,488	[1]	¥ 17,280,504,000	¥ 15,725,309,000
Operating expenses:
Employee benefits	(6,842,220,000)			(6,219,347,000)	(5,210,097,000)
Land use right leases	(57,358,000)			(55,090,000)	(55,090,000)
Materials and supplies	(1,627,992,000)			(1,697,166,000)	(1,565,648,000)
Depreciation of fixed assets	(1,662,460,000)			(1,518,970,000)	(1,411,742,000)
Amortisation of leasehold land payments	(45,680,000)			(38,670,000)	(28,413,000)
Total operating expenses	(16,932,587,000)	(2,602,491)	[1]	(15,637,999,000)	(14,156,735,000)
Other losses - net	(48,477,000)	(7,451)	[1]	(108,270,000)	(114,627,000)
Operating profit	1,350,358,000	207,546	[1]	1,534,235,000	1,453,947,000
Finance (costs)/income-net	(10,170,000)	(1,563)	[1]	2,551,000	(4,608,000)
Share of results of associates, net of tax	6,944,000	1,067	[1]	7,223,000	2,499,000
Profit before income tax	1,347,132,000	207,050	[1]	1,544,009,000	1,451,838,000
Income tax expense	(335,364,000)	(51,544)	[1]	(390,309,000)	(388,530,000)
Profit for the year	1,011,768,000	155,506	[1]	1,153,700,000	1,063,308,000
Items that may be reclassified to profit or loss
Changes in the fair values of available-for-sale financial assets	242,588,000	37,285	[1]
Deferred tax liabilities for the changes in the fair values of available-for-sale financial assets	(60,647,000)	(9,321)	[1]
Total comprehensive income for the year, net of tax	1,193,709,000	183,470	[1]	1,153,700,000	1,063,308,000
Profit attributable to:
Equity holders of the Company	1,015,361,000	156,058	[1]	1,158,253,000	1,070,822,000
Non-controlling interests	(3,593,000)	(552)	[1]	(4,553,000)	(7,514,000)
Profit for the year	1,011,768,000	155,506	[1]	1,153,700,000	1,063,308,000
Total comprehensive income attributable to:
Equity holders of the Company	1,197,302,000	184,022	[1]	1,158,253,000	1,070,822,000
Non-controlling interests	(3,593,000)	(552)	[1]	(4,553,000)	(7,514,000)
Total comprehensive income for the year, net of tax	¥ 1,193,709,000	$ 183,470	[1]	¥ 1,153,700,000	¥ 1,063,308,000
Earnings per share for profit attributable to the equity holders of the Company during the year
Basic and diluted | (per share)	¥ 0.14	$ 0.02	[1]	¥ 0.16	¥ 0.15
Earnings per equivalent ADS
Basic and diluted | (per share)	¥ 7.17	$ 1.10	[1]	¥ 8.18	¥ 7.56
Railroad Businesses [member]
Revenue
Passenger	¥ 7,757,077,000	$ 1,192,241	[1]	¥ 7,358,851,000	¥ 6,997,562,000
Freight	1,893,594,000	291,040	[1]	1,718,260,000	1,761,449,000
Railway network usage and other transportation related services	7,644,230,000	1,174,897	[1]	7,093,198,000	5,874,727,000
Total revenue	17,294,901,000	2,658,178	[1]	16,170,309,000	14,633,738,000
Operating expenses:
Business tax and surcharge	(21,658,000)	(3,329)	[1]	(38,723,000)	(46,785,000)
Employee benefits	(6,300,223,000)	(968,327)	[1]	(5,654,869,000)	(4,767,083,000)
Equipment leases and services	(4,372,330,000)	(672,015)	[1]	(4,193,555,000)	(3,908,545,000)
Land use right leases	(57,358,000)	(8,816)	[1]	(55,090,000)	(55,090,000)
Materials and supplies	(1,314,002,000)	(201,958)		(1,336,614,000)	(1,224,262,000)
Repair and facilities maintenance costs, excluding materials and supplies	(879,597,000)	(135,192)	[1]	(612,484,000)	(716,193,000)
Depreciation of fixed assets	(1,632,926,000)	(250,976)	[1]	(1,488,324,000)	(1,387,534,000)
Cargo logistics and outsourcing service charges	(246,563,000)	(37,896)	[1]	(206,195,000)	(158,947,000)
Amortisation of leasehold land payments	(34,348,000)	(5,279)	[1]	(27,338,000)	(17,949,000)
Social services expenses	0	0	[1]	(11,297,000)	(16,080,000)
Utility and office expenses	(60,360,000)	(9,277)	[1]	(55,718,000)	(63,602,000)
Others	(930,691,000)	(143,044)	[1]	(881,586,000)	(788,335,000)
Total operating expenses	(15,850,056,000)	(2,436,109)	[1]	(14,561,793,000)	(13,150,405,000)
Other businesses [member]
Revenue
Total revenue	1,036,521,000	159,310	[1]	1,110,195,000	1,091,571,000
Operating expenses:
Employee benefits	(541,997,000)	(83,303)	[1]	(564,478,000)	(443,014,000)
Materials and supplies	(313,990,000)	(48,259)		(360,552,000)	(341,386,000)
Depreciation of fixed assets	(29,534,000)	(4,539)	[1]	(30,646,000)	(24,208,000)
Amortisation of leasehold land payments	(11,332,000)	(1,742)	[1]	(11,332,000)	(10,464,000)
Utility and office expenses	(34,488,000)	(5,301)	[1]	(23,051,000)	(30,080,000)
Others	(151,190,000)	(23,238)	[1]	(86,147,000)	(157,178,000)
Total operating expenses	¥ (1,082,531,000)	$ (166,382)	[1]	¥ (1,076,206,000)	¥ (1,006,330,000)

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.